Economic Assumptions Used in Measuring Interests that Continue to be Held Related to Securitization Transactions (Detail) (Direct Financing Leases)	12 Months Ended
Mar. 31, 2010
Minimum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.51%
Discount rate	2.33%
Annual prepayment rate	6.24%
Maximum
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Expected credit loss	1.55%
Discount rate	4.28%
Annual prepayment rate	6.59%